Long-term debt	12 Months Ended
Mar. 25, 2023
Debt Disclosure [Abstract]
Long-term debt
7.	Long-term debt:

(a)	Long-term debt consists of the following:

	As of
	March 25, 2023	March 26, 2022
	(In thousands)
Term loan from SLR Credit Solutions, bearing interest at an annual rate of CDOR plus 7.75%, repayable at maturity in December 2026, secured by the assets of the Company (net of deferred financing costs of $247,000 and $314,000, respectively). Refer to Note 6 for additional information.	12,253	12,186
$10 million term loan from Investissement Québec, bearing interest at an annual rate of 3.14%, repayable in 60 equal payments beginning in July 2021 (net of deferred financing costs of $8,000 and $20,000, respectively).	6,825	8,816
$0.4 million term loan from Business Development Bank of Canada, bearing bearing interest at an annual rate of 8.3% repayable in 72 monthly payments beginning in May 2021.	303	374
USD $1.5 million cash advance owing to the Company’s controlling shareholder, Montel, bearing interest at an annual rate of 11%, net of with holding taxes (Note 14(c))	2,064	1,875
Obligations under finance leases, at annual interest rates between 2.2% and 3.9%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to June 2025.	175	249
Eligible borrowing amount of up to $4.3 million loan from Investissement Québec, bearing interest at an annual rate of 1.41%, repayable in 60 equal payments beginning in June 2027 (net of deferred financing costs of $56,000)	2,690	—
	24,313	23,500
Current portion of long-term debt	2,133	2,129

	$22,180	$21,371

(b)
On July 8, 2020, the Company secured a new six-year term loan with Investissement Québec in the amount of $10.0 million, as amended. The secured term loan was used to fund the working capital needs of the Company. The loan bears interest at a rate of 3.14% per annum and is repayable in 60 equal payments beginning in July 2021. The term loan with Investissement Québec requires the Company on an annual basis to have a working capital ratio (defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities) of at least 1.01. As at March 25, 2023, the working capital ratio (defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities) was 0.98.
On June 8, 2023, the Company obtained another waiver from Investissement Québec with respect to the requirement to meet the working capital ratio at March 25, 2023 and therefore the debt has been presented as long-term at year end.

c)
On April 12, 2021, the Company secured a new 5-year term loan with BDC for an amount of up to $0.4 million to be used specifically to finance the renovations of the Company’s Brinkhaus store location in Calgary, Alberta. As of March 25, 2023, the Company has $0.3 million outstanding on the loan ($0.4 million as of March 26, 2022). The loan bears interest at a rate of 8.3% per annum and is repayable in 72 monthly payments.

d)
On
August 24
, 2021, the Company entered into a 10 year loan agreement with Investissement Québec for an amount of up to $4.3 million to be used specifically to finance the digital transformation of the Company through the implementation of an omni-channel e-commerce platform and enterprise resource planning system.
In order to obtain the financing, the Company has agreed to maintain a certain number of employees in Quebec.

As of March 25, 2023, the Company has $2.7 million outstanding on the loan (nil as of March 26, 2022). The loan bears interest at a rate of 1.41% per annum and is repayable in 60 equal payments beginning 60 months after the date of the first draw. The term loan with Investissement Québec requires the Company on an annual basis to have a working capital ratio (defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities) of at least 1.01 at the end of the Company’s fiscal year. As at March 25, 2023, the working capital ratio (defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities) was 0.98.
On June 8, 2023, the Company obtained another waiver from Investissement Québec with respect to the requirement to meet the working capital ratio at March 25, 2023 and therefore the debt has been presented as long-term at year end.

(d)	Future minimum lease payments for finance leases required in the following five years are as follows (in thousands):

Year ending March:
2024	$62
2025	64
2026	52
2027	—
2028	—

178
Less imputed interest	3

$175

(e)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under finance leases, are as follows (in thousands):

Year ending March:
2024	$2,133
2025	2,135
2026	2,123
2027	13,093
2028	475
Thereafter	4,354

$24,313

(f)	As of March 25, 2023 and March 26, 2022, the Company had $0.4 million, and $0.6 million of outstanding letters of credit which were provided to certain lenders, respectively.